Financial risk management - Additional Information (Detail) ₩ in Billions, ¥ in Billions, ¥ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2022 EUR (€) eurobond	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 CNY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) from effective cash flow hedges	€ 66,500,000	€ (22,200,000)	€ 2,300,000
Gain (loss) from derivative financial instruments measured at fair value	3,600,000	(7,900,000)	28,200,000
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ 7,600,000	16,500,000	(22,300,000)
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0	0	0
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current assets			Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other assets			Other assets	Other assets	Other assets	Other assets	Other assets
Derivative liability, current, Statement of Financial Position [extensible enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities
Number of eurobonds outstanding | eurobond	4
Fair value assets (liabilities) transfers between levels amount	€ 0	0
Goodwill and intangible asset, impairment	0	0
Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Loans receivable, fair value disclosure	307,900,000	124,400,000
Fair Value, Inputs, Level 1 | Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Loans receivable, fair value disclosure	0	0
Fair Value, Inputs, Level 2 | Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Loans receivable, fair value disclosure	0	0
Fair Value, Inputs, Level 3 | Fair Value, Recurring
Derivative Instruments, Gain (Loss) [Line Items]
Loans receivable, fair value disclosure	307,900,000	124,400,000
Four Outstanding Eurobonds
Derivative Instruments, Gain (Loss) [Line Items]
Principal amount	3,000,000,000
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), cumulative changes in net gain (loss) from cash flow hedge effect, before tax	5,500,000	20,800,000	(26,100,000)
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	4,700,000	17,700,000	(22,700,000)
Sales
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), cumulative changes in net gain (loss) from cash flow hedge effect, before tax	3,400,000	(1,200,000)	400,000
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	2,900,000	(1,000,000)	€ 400,000
Forward Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amounts	€ 158,500,000	27,500,000		$ 1.0	¥ 43.9	$ 18.5	₩ 99.0	¥ 1.0	$ 0.6	¥ 44.5	$ 2.5	₩ 11.9	¥ 0.6
Forward Foreign Exchange Contracts | Cash Flow Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Forward Foreign Exchange Contracts | Other Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amounts	€ 3,000,000,000	€ 3,000,000,000
Interest Rate Swap | Fair Value Hedges
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, Statement of Financial Position [extensible enumeration]	Other assets, Other non-current assets			Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets	Other assets, Other non-current assets
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current assets			Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets	Other non-current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities, Accrued and other liabilities			Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities	Accrued and other liabilities, Accrued and other liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Accrued and other liabilities			Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities	Accrued and other liabilities